OTHER OPERATING INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Results of sundry assets	$ 7,117	$ 8,867	$ 8,165
Gain from the agreement related to the post-retirement benefits from Usiminas	0	0	108,696
Provision for legal claims and other matters	463	60,469	59,649
Other operating income	7,580	69,336	176,510
Other operating expense	(35,039)	(11,667)	(23,857)
Other operating expense	(53,796)	(44,102)	(66,173)
Other operating (expense) income, net	(46,216)	25,234	110,337
Update of certain tax liabilities			10,000
United States
Disclosure of attribution of expenses by nature to their function [line items]
Losses on disposals of property, plant and equipment	12,300
Brazil
Disclosure of attribution of expenses by nature to their function [line items]
Losses on disposals of property, plant and equipment	8,600
Mining assets
Disclosure of attribution of expenses by nature to their function [line items]
Impairment charge	$ (18,757)	$ (32,435)	$ (42,316)